Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
(20)	Stock-Based Compensation

On August 26, 2015, stockholders approved the Company’s 2015 Equity Incentive Plan (the “Plan”), which provides for the grant of stock-based awards to officers, employees and directors of the Company. The Plan authorizes the issuance or delivery to participants of up to 592,480 shares of the Company’s common stock pursuant to grants of incentive and non-statutory stock options, restricted stock awards and restricted stock units. Of this number, the maximum number of shares that may be issued pursuant to the exercise of stock options is 423,200 shares, and the maximum number of shares that may be issued as restricted stock awards or restricted stock units is 169,280 shares. During the year, 372,760 stock options were granted, leaving 50,440 available for future grants. Additionally, 162,248 shares of restricted stock were granted leaving 7,032 shares available for future grants. Generally the grants vest over a five year period with the first 20% of each grant vesting immediately. The Company will recognize the remaining unearned compensation over the remaining vesting period of four years. The fair value of options is measured on the grant date using the Black-Scholes option-pricing model. The Company’s assumptions included the one year Treasury-bill rate to establish a risk free interest rate of 0.32%, expected volatility of 16.7%, and an expected life of seven years. At December 31, 2015 no restricted stock units have been granted.

The following table summarizes the outstanding stock options and restricted stock under the 2015 Equity Plan at December 31, 2015:

Stock Options

	Options Issued	Exercise Price	Expiration Date	Options Vested	Options Forfeited
Date of Issuance
October 29, 2015	372,760	$13.96	October 29, 2025	74,552	19,013

Restricted Stock

	Shares Issued	Fair Value Per Share	Shares Vested	Shares withheld for income tax purposes	Shares Forfeited
Date of Issuance
October 29, 2015	162,248	$13.96	32,460	6,403	3,524

Compensation Expense (in 000’s)
Stock Options	$227
Restricted Shares	453
Fair Value of Shares withheld for income tax purposes	(89)

Stock-based compensation expense	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$907
Restricted Shares Issued	1,812

Total unearned compensation	$2,719